Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total	$ 691.7	$ 664.4
Current, total	521.7	494.4
Non-current, total	170.0	170.0
Public securities [Member]
Disclosure of financial assets [line items]
Total	66.6	66.7
Private securities [member]
Disclosure of financial assets [line items]
Total	146.4	105.0
Investment funds [member]
Disclosure of financial assets [line items]
Total	27.4	22.7
Fixed-term deposit [member]
Disclosure of financial assets [line items]
Total	350.5	373.5
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Total	$ 100.8	$ 96.5